Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

July 26, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:

Legg Mason Global Asset Management Trust on behalf of its series Martin Currie International Unconstrained Equity Fund (effective September 30, 2021, Martin Currie International Sustainable Equity Fund) (the “Fund”)

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 205 to the registration statement for the Trust (the “Amendment”) relating to the Fund, a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act due to the change in the Fund’s name and the corresponding changes to the Fund’s investment objective and principal investment strategies. The Amendment is to be effective on the 60th day after the filing hereof.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger